Financial risk management - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Dec. 05, 2023	Nov. 24, 2023	Mar. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk	€ 87,500	€ 240,500
Equity	70,324	6,343	€ (185,793)			€ (100,590)
Borrowings	€ 588,867	€ 788,836
Equity to capital ratio	0.120	0.008
Bank overdraft
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	€ 3,500	€ 11,600
Borrowings	0	0
Senior debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	588,000	788,800
Notional amount				€ 630,000
Revolving Credit Facility (RCF)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	€ 97,500
Borrowings				€ 99,000
Senior Security Term Loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount					€ 610,000
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	2.00%
Impact of two percent weakening (strengthening) of major foreign currencies against the euro on pre-tax profit	€ 1,100	600	700
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Impact of lower (higher) one percent interest rate on pre-tax profit	€ 3,100	€ 7,300	€ 3,100
Interest rate risk | Term Loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount as a percentage of hedged item, percent	50.00%
Interest rate risk | Senior Security Term Loan | Interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 305,000
Credit risk | Trade receivables not yet due
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables not yet due, percent	83.70%	81.10%